Commitments and Contingencies (Group as Plaintiff) (Details) In Millions, unless otherwise specified	1 Months Ended
	Sep. 30, 2014 Defamation claim [Member] Shanghai Jingwen [Member] USD ($)	Sep. 30, 2014 Defamation claim [Member] Shanghai Jingwen [Member] CNY	Feb. 28, 2013 Defamation claim [Member] Shanghai Jingwen [Member] USD ($)	Feb. 28, 2013 Defamation claim [Member] Shanghai Jingwen [Member] CNY	Sep. 30, 2013 Unfair competitive practices claim [Member] Two affiliates of Sogou Inc. [Member] USD ($)	Sep. 30, 2013 Unfair competitive practices claim [Member] Two affiliates of Sogou Inc. [Member] CNY
Gain Contingencies [Line Items]
Seeking value in damages			$ 8.1	50.0	$ 8.1	50.0
Awarded value as damages	$ 0.2	1.5